Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Changes to Intangible Assets
Changes to intangible assets during 2021 and 2020 consisted of the following:

(Euros in thousands)	Patents and licenses	Software licenses	Total
Cost as of January 1, 2020	1,220	643	1,863
Additions	—	104	104
Currency translation differences	(88)	(9)	(97)

Cost as of December 31, 2020	1,132	738	1,870
Accumulated amortization as of January 1, 2020	369	486	855
Additions	56	71	126
Currency translation differences	(22)	(3)	(25)

Accumulated amortization as of December 31, 2020	403	554	957

Net book value as of December 31, 2020	730	184	914

Cost as of January 1, 2021	1,132	738	1,870
Additions	320	162	481
Currency translation differences	99	8	107

Cost as of December 31, 2021	1,551	908	2,459
Accumulated amortization as of January 1, 2021	403	554	957
Additions	54	106	160
Currency translation differences	23	4	27

Accumulated amortization as of December 31, 2021	480	664	1,144

Net book value as of December 31, 2021	1,071	244	1,315

Summary of Depreciation Expense
Amortization expense is classified as follows within the Consolidated Statement of Loss:

	Year ended December 31,
	2021	2020	2019
	(Euros in thousands)
Research and development expenses	35	31	28
General and administrative expenses	125	95	83

Total	160	126	111